Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Total income	$ 58,047	$ 19,970
Management/Advisory fees
Disaggregation of Revenue [Line Items]
Total income	46,470	19,970
Incentive fees
Disaggregation of Revenue [Line Items]
Total income	577	0
Distributions from investments
Disaggregation of Revenue [Line Items]
Total income	10,030	0
Other fees/income
Disaggregation of Revenue [Line Items]
Total income	970	0
Operating Segments
Disaggregation of Revenue [Line Items]
Total income	58,047	19,970
Operating Segments | Management/Advisory fees
Disaggregation of Revenue [Line Items]
Total income	46,470	19,970
Operating Segments | Incentive fees
Disaggregation of Revenue [Line Items]
Total income	577	0
Operating Segments | Distributions from investments
Disaggregation of Revenue [Line Items]
Total income	10,030	0
Operating Segments | Other fees/income
Disaggregation of Revenue [Line Items]
Total income	$ 970	$ 0